First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023  (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 64.1%
	APPLICATIONS SOFTWARE — 0.3%
270,811	EngageSmart, Inc.*,1	$6,201,572

	COMPUTER SOFTWARE — 2.0%
245,674	Splunk, Inc.*,1	37,428,434

	ENTERPRISE SOFTWARE/SERVICE — 2.4%
926,356	Alteryx, Inc. - Class A*,1	43,686,949

	HOTELS & MOTELS — 0.2%
37,127	Bluegreen Vacations Holding Corp.[1]	2,788,980

	INDUSTRIAL AUTOMATED/ROBOTS — 0.2%
172,038	Hollysys Automation Technologies Ltd.*	4,533,201

	INTERNET CONTENT-INFO — 0.4%
719,648	Rover Group, Inc.*	7,829,770

	LIFE/HEALTH INSURANCE — 3.4%
930,628	American Equity Investment Life Holding Co.*,1	51,929,043
19,768	National Western Life Group, Inc. - Class A	9,548,339
		61,477,382
	MEDICAL-BIOMEDICAL/GENERICS — 1.6%
533,232	ImmunoGen, Inc.*,1	15,810,329
14,751	Karuna Therapeutics, Inc.*	4,668,839
812	Mirati Therapeutics, Inc.*	47,705
135,153	RayzeBio, Inc.*	8,402,462
		28,929,335
	OIL COMP-EXPLORATION & PRODUCTION — 2.0%
160,624	Pioneer Natural Resources Co.[1]	36,121,125

	REITS-SHOPPING CENTERS — 1.6%
2,272,180	RPT Realty[1]	29,152,070

	REITS-SINGLE TENANT — 7.7%
3,223,744	Spirit Realty Capital, Inc.[1]	140,845,375

	RENTAL AUTO/EQUIPMENT — 1.4%
517,342	Textainer Group Holdings Ltd.[1]	25,453,227

	SPECIFIED PURPOSE ACQUISITIONS — 40.9%
367,000	99 Acquisition Group, Inc. - Class A*	3,739,730
427,345	Alchemy Investments Acquisition Corp. I - Class A*	4,457,208
1,485,412	Alpha Partners Technology Merger Corp.[2]	15,893,908

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
716,243	Alpha Star Acquisition Corp.[2]	$8,014,759
524,847	AlphaVest Acquisition Corp.[2]	5,615,863
980,000	Andretti Acquisition Corp. - Class A2	10,652,600
1,083,465	AP Acquisition Corp. - Class A2	12,058,965
467,466	APx Acquisition Corp. I - Class A*	5,226,270
2,178,556	Ares Acquisition Corp. II - Class A*	22,744,125
105,317	ARYA Sciences Acquisition Corp. IV - Class A*	1,145,849
430,000	Battery Future Acquisition Corp. - Class A2	4,665,500
243,676	Blue Ocean Acquisition Corp. - Class A*	2,626,827
213,826	Blue World Acquisition Corp. - Class A*	2,356,362
470,000	Bukit Jalil Global Acquisition I Ltd.[2]	4,883,300
525,843	BurTech Acquisition Corp. - Class A	5,631,778
145,450	Capitalworks Emerging Markets Acquisition Corp. - Class A*	1,592,677
1,501,481	Cartesian Growth Corp. II2	16,456,232
330,000	Cartica Acquisition Corp. - Class A*	3,600,300
86,899	Catcha Investment Corp. - Class A*	967,186
108,838	Cetus Capital Acquisition Corp. - Class A*	1,142,799
1,152,305	CF Acquisition Corp. VII - Class A2	12,502,509
802,875	Chenghe Acquisition Co. - Class A2	8,831,625
360,537	Chenghe Acquisition I Co.[2]	3,973,118
977,186	Churchill Capital Corp. VII - Class A*	10,260,453
407,251	Coliseum Acquisition Corp. - Class A2	4,329,078
561,575	Compass Digital Acquisition Corp. - Class A2	5,924,616
1,490,000	Concord Acquisition Corp. II - Class A2	15,466,200
263,611	Consilium Acquisition Corp. I Ltd. - Class A	2,868,088
384,008	Constellation Acquisition Corp. I - Class A2	4,243,288
333,298	DHC Acquisition Corp. - Class A	3,529,626
363,369	Distoken Acquisition Corp.[2]	3,851,711
182,027	DP Cap Acquisition Corp. I - Class A*	1,982,274
457,416	DUET Acquisition Corp.	5,013,279
194,273	Enphys Acquisition Corp. - Class A	2,072,893
695,311	ESH Acquisition Corp. - Class A2	7,106,078
593,932	EVe Mobility Acquisition Corp. - Class A*	6,414,466
1,104,485	Everest Consolidator Acquisition Corp. - Class A2	12,083,066
766,861	Evergreen Corp. - Class A2	8,542,832
407,409	Feutune Light Acquisition Corp. - Class A2	4,404,091
304,014	Finnovate Acquisition Corp. - Class A*	3,356,315
390,001	Fintech Ecosystem Development Corp. - Class A2	4,176,911
200,244	Focus Impact Acquisition Corp.	2,192,672
1,856,386	FTAC Emerald Acquisition Corp. - Class A2	19,622,000
745,980	Generation Asia I Acquisition Ltd. - Class A2	8,093,883
532,295	Global Lights Acquisition Corp.[2]	5,360,211
303,270	Global Partner Acquisition Corp. II - Class A2	3,354,166

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
95,182	Global Star Acquisition, Inc. - Class A*	$1,006,074
175,641	Golden Star Acquisition Corp.*	1,830,179
416,808	Goldenstone Acquisition Ltd.[2]	4,480,686
1,342,238	Gores Holdings IX, Inc. - Class A*	14,093,499
1,200,186	Haymaker Acquisition Corp. IV2	12,313,908
1,906,539	Hennessy Capital Investment Corp. VI - Class A2	19,885,202
509,580	Horizon Space Acquisition I Corp.[2]	5,457,602
673,967	InFinT Acquisition Corp.[2]	7,561,910
1,173,007	Inflection Point Acquisition Corp. II - Class A	12,117,162
348,426	Integrated Rail and Resources Acquisition Corp. - Class A2	3,763,001
419,484	Integrated Wellness Acquisition Corp. - Class A2	4,706,610
958,670	Investcorp Europe Acquisition Corp. I - Class A2	10,564,543
1,382,398	Investcorp India Acquisition Corp. - Class A2	15,192,554
913,104	Israel Acquisitions Corp.[2]	9,761,082
364,918	IX Acquisition Corp. - Class A*	4,032,344
435,882	Kensington Capital Acquisition Corp. V - Class A2	4,659,579
521,933	Kernel Group Holdings, Inc. - Class A2	5,605,560
1,871,593	L Catterton Asia Acquisition Corp. - Class A2	20,175,772
115,200	Mars Acquisition Corp.*	1,224,576
26,005	Metal Sky Star Acquisition Corp.*	284,495
1,068,517	Mountain & Co. I Acquisition Corp. - Class A2	12,074,242
1,588,692	Nabors Energy Transition Corp. II - Class A2	16,490,623
548,260	Oak Woods Acquisition Corp. - Class A2	5,773,178
55,264	Papaya Growth Opportunity Corp. I - Class A*	594,088
1,600,126	Patria Latin American Opportunity Acquisition Corp. - Class A2	17,761,399
406,132	Pegasus Digital Mobility Acquisition Corp. - Class A2	4,487,759
1,151,759	Pono Capital Three, Inc.	12,231,681
126,247	PowerUp Acquisition Corp. - Class A*	1,377,355
1,010,393	Project Energy Reimagined Acquisition Corp. - Class A2	10,689,958
768,746	Pyrophyte Acquisition Corp. - Class A2	8,456,206
109,025	Quantum FinTech Acquisition Corp.	1,169,838
2,418,152	Rigel Resource Acquisition Corp. - Class A2	26,502,946
442,082	Ross Acquisition Corp. II - Class A2	4,814,273
5,999,636	Screaming Eagle Acquisition Corp. - Class A2	63,596,142
1,229,756	SDCL EDGE Acquisition Corp. - Class A2	13,232,175
622,780	SK Growth Opportunities Corp. - Class A	6,732,252
281,110	Spark I Acquisition Corp.*	2,850,455
371,025	Spree Acquisitions Corp. - Class A	4,051,593
2,176,489	Spring Valley Acquisition Corp. II - Class A2	23,593,141
42,246	Target Global Acquisition I Corp. - Class A*	465,973
226,637	TLGY Acquisition Corp. - Class A*	2,511,138

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,625,830	TortoiseEcofin Acquisition Corp. III - Class A2	$17,266,315
959,011	Tristar Acquisition I Corp. - Class A2	10,342,934
251,031	two - Class A2	2,658,418
570,307	Valuence Merger Corp. I - Class A2	6,381,735
399,144	Zalatoris Acquisition Corp. - Class A2	4,254,875
599,000	Zalatoris II Acquisition Corp.[2]	6,379,350
		748,484,067
	TOTAL COMMON STOCKS
	(Cost $1,121,866,525)	1,172,931,487

	PREFERRED STOCKS — 0.5%
	INDUSTRIALS — 0.5%
	Textainer Group Holdings Ltd.
166,761	6.250%[1,3]	4,115,662
222,417	7.000%[1,3,4]	5,527,061
		9,642,723
	TOTAL PREFERRED STOCKS
	(Cost $9,536,185)	9,642,723

	RIGHTS — 0.0%
287,741	ABIOMED, Inc., Expiration Date: December 30, 2029*,1,5	293,496
	TOTAL RIGHTS
	(Cost $293,496)	293,496

	UNITS — 3.2%
	SPECIFIED PURPOSE ACQUISITIONS — 3.2%
2,774,356	Agriculture & Natural Solutions Acquisition Corp.[2]	28,131,970
288,336	Aimei Health Technology Co., Ltd.*	2,941,027
314,640	Aimfinity Investment Corp. I*	3,445,308
543,089	Bayview Acquisition Corp.[2]	5,496,061
535,425	Colombier Acquisition Corp. II*	5,397,084
1,215,815	Keen Vision Acquisition Corp.[2]	12,595,843
		58,007,293
	TOTAL UNITS
	(Cost $57,316,680)	58,007,293

	WARRANTS — 0.0%
92,500	Alchemy Investments Acquisition Corp. I, Expiration Date: June 26, 2028*	13,875
653	Haymaker Acquisition Corp. IV, Expiration Date: September 12, 2028[2]	98
443,350	Inflection Point Acquisition Corp. II, Expiration Date: July 17, 2028*	44,335
664,600	Nabors Energy Transition Corp. II, Expiration Date: September 5, 2028*	86,398

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
140,555	Spark I Acquisition Corp., Expiration Date: November 27, 2028*	$15,461
	TOTAL WARRANTS
	(Cost $0)	160,167

	SHORT-TERM INVESTMENTS — 33.9%
620,656,597	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 5.20%[6]	620,656,597
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $620,656,597)	620,656,597
	TOTAL INVESTMENTS — 101.7%
	(Cost $1,809,669,483)	1,861,691,763
	Liabilities in Excess of Other Assets — (1.7)%	(31,667,931)
	TOTAL NET ASSETS — 100.0%	$1,830,023,832

	SECURITIES SOLD SHORT — (11.7)%
	COMMON STOCKS — (11.7)%
	INVESTMENT MANAGEMENT/ADVISORY SERVICES — (0.3)%
(144,162)	Brookfield Asset Management, Inc. - Class A	(5,790,988)

	OIL COMP-INTEGRATED — (2.1)%
(374,406)	Exxon Mobil Corp.	(37,433,112)

	REITS-SHOPPING CENTERS — (1.6)%
(1,374,442)	Kimco Realty Corp.	(29,289,359)

	REITS-SINGLE TENANT — (7.7)%
(2,456,493)	Realty Income Corp.	(141,051,828)
	TOTAL COMMON STOCKS
	(Proceeds $185,181,196)	(213,565,287)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $185,181,196)	$(213,565,287)

*	Non-income producing security.

[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral is $300,367,263, which represents 16.41% of the total net assets of the Fund.

[2]	Affiliated company.

[3]	Perpetual security. Maturity date is not applicable.

[4]	Variable rate security.

[5]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $293,496, which represents 0.02% of total net assets of the Fund.

[6]	The rate is the annualized seven-day yield at period end.

First Trust Merger Arbitrage Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks
Specified Purpose Acquisitions - 32.2%
Alpha Partners Technology Merger Corp.	$15,515,620	$209,328	$(692,892)	$-	$861,852	$15,893,908	$-
Alpha Star Acquisition Corp.⁽¹⁾	4,985,039	2,873,516	(67,135)	-	223,339	8,014,759	-
AlphaVest Acquisition Corp.	5,547,633	1,750	-	-	66,480	5,615,863	-
Andretti Acquisition Corp. - Class A	10,535,000	-	(290,626)	-	408,226	10,652,600	-
AP Acquisition Corp. - Class A	11,896,446	-	(360,594)	-	523,113	12,058,965	-
Apollo Strategic Growth Capital II - Class A⁽²⁾	12,998,747	-	(13,489,528)	490,781	-	-	-
Ares Acquisition Corp. - Class A⁽²⁾	32,025,332	-	(33,066,578)	1,041,246	-	-	-
Battery Future Acquisition Corp. - Class A	10,731,673	4,666,985	(10,719,906)	(11,767)	(1,485)	4,665,500	-
BioPlus Acquisition Corp. - Class A⁽²⁾	11,440,574	-	(11,929,118)	488,544	-	-	-
Bukit Jalil Global Acquisition 1 Ltd.	4,831,600	-	(47,000)	-	98,700	4,883,300	-
BurTech Acquisition Corp. - Class A⁽²⁾	5,558,160	-	(5,558,160)	-	-	-	-
Cartesian Growth Corp. II⁽¹⁾	11,337,862	4,918,868	(389,894)	-	589,396	16,456,232	-
CF Acquisition Corp. VII - Class A	12,329,663	-	(542,777)	31,645	683,978	12,502,509	-
Chenghe Acquisition Co. - Class A	7,590,140	1,118,190	(289,012)	-	412,307	8,831,625	-
Chenghe Acquisition I Co.⁽¹⁾	5,797,385	3,911,715	(5,887,169)	37,555	113,632	3,973,118	-
Churchill Capital Corp. V - Class A⁽²⁾	11,783,231	-	(12,165,106)	381,875	-	-	-
Coliseum Acquisition Corp. - Class A⁽¹⁾	4,788,000	4,333,970	(4,893,133)	105,133	(4,892)	4,329,078	-
Compass Digital Acquisition Corp. - Class A	13,653,815	5,897,221	(14,136,006)	482,191	27,395	5,924,616	-
Concord Acquisition Corp. II - Class A	15,317,200	-	(220,693)	-	369,693	15,466,200	-
Concord Acquisition Corp. III - Class A⁽²⁾	3,923,485	7,192	(3,941,925)	11,248	-	-	-
Constellation Acquisition Corp. I - Class A	3,819,746	330,300	(339,847)	-	433,089	4,243,288	-
Denali Capital Acquisition Corp. - Class A⁽²⁾	7,980,445	-	(8,140,575)	160,130	-	-	-
Distoken Acquisition Corp.⁽¹⁾	93,743	3,775,535	(2,411)	-	(15,156)	3,851,711	-
DUET Acquisition Corp. - Class A⁽²⁾	4,898,925	-	(4,898,925)	-	-	-	-
Enphys Acquisition Corp. - Class A⁽²⁾	31,075,600	2,053,466	(33,833,713)	704,647	-	-	-
ESH Acquisition Corp. - Class A⁽¹⁾	-	7,054,853	-	-	51,225	7,106,078	-
Everest Consolidator Acquisition Corp. - Class A	13,411,228	-	(1,535,408)	24,223	183,023	12,083,066	-
Evergreen Corp. - Class A⁽¹⁾	-	8,519,103	-	-	23,729	8,542,832	-
Feutune Light Acquisition Corp. - Class A	4,351,128	-	(1,124)	-	54,087	4,404,091	-
Fintech Ecosystem Development Corp. - Class A	7,980,011	-	(4,254,323)	201,590	249,633	4,176,911	-
Forbion European Acquisition Corp. - Class A⁽²⁾	9,918,488	-	(10,073,372)	154,884	-	-	-
FTAC Emerald Acquisition Corp. - Class A	19,417,797	-	(58,622)	-	262,825	19,622,000	-
Generation Asia I Acquisition Ltd. - Class A⁽¹⁾	-	8,039,812	-	-	54,071	8,093,883	-
Global Lights Acquisition Corp.⁽¹⁾	-	5,419,973	-	-	(59,762)	5,360,211	-
Global Partner Acquisition Corp. II - Class A	2,166,065	1,139,602	(173,766)	-	222,265	3,354,166	-
Goldenstone Acquisition Ltd.	4,464,014	-	(32,172)	-	48,844	4,480,686	-
Haymaker Acquisition Corp. IV	12,205,892	-	(101,925)	298,647	(88,706)	12,313,908	-
Hennessy Capital Investment Corp. VI - Class A⁽¹⁾	5,038,685	14,684,096	-	-	162,421	19,885,202	-
Horizon Space Acquisition I Corp.⁽¹⁾	1,118,368	4,289,316	(9,142)	-	59,060	5,457,602	-
InFinT Acquisition Corp.⁽¹⁾	-	7,505,058	-	-	56,852	7,561,910	-
Integrated Rail and Resources Acquisition Corp. - Class A⁽¹⁾	869,203	2,935,818	(72,419)	-	30,399	3,763,001	-
Integrated Wellness Acquisition Corp. - Class A⁽¹⁾	-	4,605,934	-	-	100,676	4,706,610	-
Investcorp Europe Acquisition Corp. I - Class A	10,430,330	-	(396,763)	-	530,976	10,564,543	-
Investcorp India Acquisition Corp. - Class A⁽¹⁾	-	15,092,023	-	-	100,531	15,192,554	-
Israel Acquisitions Corp.	9,633,247	-	(224,386)	-	352,221	9,761,082	-
Kensington Capital Acquisition Corp. V - Class A⁽¹⁾	2,498,632	2,136,067	(9,456)	-	34,336	4,659,579	-
Kernel Group Holdings, Inc. - Class A	5,532,490	-	(38,388)	-	111,458	5,605,560	-
L Catterton Asia Acquisition Corp. - Class A⁽¹⁾	5,885,310	14,094,153	(336,950)	-	533,260	20,175,773	-
Mountain & Co. I Acquisition Corp. - Class A	7,595,672	4,375,621	(156,547)	92,661	166,835	12,074,242	-
Nabors Energy Transition Corp. II - Class A⁽¹⁾	14,797,350	1,364,995	(82,525)	-	410,803	16,490,623	-
Oak Woods Acquisition Corp. - Class A	4,841,654	888,940	(83,817)	-	126,401	5,773,178	-
Patria Latin American Opportunity Acquisition Corp. - Class A	17,365,585	221,600	(644,423)	-	818,637	17,761,399	-
Pearl Holdings Acquisition Corp. - Class A⁽²⁾	22,324,689	-	(23,090,274)	765,585	-	-	-
Pegasus Digital Mobility Acquisition Corp. - Class A⁽¹⁾	470,540	3,998,806	(257)	-	18,670	4,487,759	-
Project Energy Reimagined Acquisition Corp. - Class A	10,064,919	528,000	(81,846)	-	178,885	10,689,958	-
PROOF Acquisition Corp. I - Class A⁽²⁾	5,609,556	-	(5,649,017)	39,461	-	-	-
Pyrophyte Acquisition Corp. - Class A⁽¹⁾	862,796	7,581,165	(7,888)	-	20,133	8,456,206	-
RF Acquisition Corp. - Class A⁽²⁾	4,260,000	-	(4,597,176)	337,176	-	-	-
Rigel Resource Acquisition Corp. - Class A	25,069,869	1,274,820	(770,648)	-	928,905	26,502,946	-
Ross Acquisition Corp. II - Class A⁽¹⁾	-	4,796,926	-	-	17,347	4,814,273	-
Screaming Eagle Acquisition Corp. - Class A	73,038,812	-	(12,541,967)	257,024	2,842,273	63,596,142	-
SDCL EDGE Acquisition Corp. - Class A	10,766,823	2,300,263	(348,591)	-	513,680	13,232,175	-
Slam Corp. - Class A⁽²⁾	40,324,293	-	(43,215,380)	2,891,087	-	-	-
Spring Valley Acquisition Corp. II - Class A	22,218,432	1,081,000	(724,160)	-	1,017,869	23,593,141	-
TortoiseEcofin Acquisition Corp. III - Class A	30,828,586	1,647,650	(15,693,541)	150,074	333,546	17,266,315	-
Tristar Acquisition I Corp. - Class A⁽¹⁾	4,874,686	5,409,338	(63,886)	-	122,796	10,342,934	-
two - Class A⁽¹⁾	-	2,670,970	-	-	(12,552)	2,658,418	-
Valuence Merger Corp. I - Class A	5,717,506	620,920	(170,877)	-	214,186	6,381,735	-
Zalatoris Acquisition Corp. - Class A	4,198,995	-	(42,164)	-	98,044	4,254,875	-
Zalatoris II Acquisition Corp.⁽¹⁾	-	6,379,350	-	-	-	6,379,350	-
						588,990,189
Units
Specified Purpose Acquisitions - 2.5%
Agriculture & Natural Solutions Acquisition Corp.⁽¹⁾	$-	$27,933,030	$-	$-	$198,940	$28,131,970	$-
Bayview Acquisition Corp.⁽¹⁾	-	5,476,759	-	-	19,302	5,496,061	-
Haymaker Acquisition Corp. IV⁽²⁾	10	-	(20)	10	-	-	-
Keen Vision Acquisition Corp.	12,437,788	-	(152,223)	-	310,278	12,595,843	-
						46,223,874
Warrants - 0.0%
Haymaker Acquisition Corp. IV	137	-	(137)	707,922	(707,824)	98	-

Total	$693,044,650	$208,163,997	$(292,046,213)	$9,738,429	$16,313,300	$635,214,161	$-

*	Net of foreign withholding taxes.
(1)	Not an affiliate at the beginning of the period.

(2)	Not an affiliate at the end of the period.

First Trust Merger Arbitrage Fund

Security Description	Shares Beginning of Period	Additions	Reductions	Stock Split	Shares End of Period
Common Stocks
Specified Purpose Acquisitions - 32.2%
Alpha Partners Technology Merger Corp.	1,465,812	19,600	-	-	1,485,412
Alpha Star Acquisition Corp.⁽¹⁾	457,763	258,480	-	-	716,243
AlphaVest Acquisition Corp.	524,847	-	-	-	524,847
Andretti Acquisition Corp. - Class A	980,000	-	-	-	980,000
AP Acquisition Corp. - Class A	1,083,465	-	-	-	1,083,465
Apollo Strategic Growth Capital II - Class A⁽²⁾	1,236,798	-	(1,236,798)	-	-
Ares Acquisition Corp. - Class A⁽²⁾	2,976,332	-	(2,976,332)	-	-
Battery Future Acquisition Corp. - Class A	986,367	430,000	(986,367)	-	430,000
BioPlus Acquisition Corp. - Class A⁽²⁾	1,056,378	-	(1,056,378)	-	-
Bukit Jalil Global Acquisition 1 Ltd.	470,000	-	-	-	470,000
BurTech Acquisition Corp. - Class A⁽²⁾	525,843	-	-	-	525,843
Cartesian Growth Corp. II	1,049,802	451,679	-	-	1,501,481
CF Acquisition Corp. VII - Class A	1,152,305	-	-	-	1,152,305
Chenghe Acquisition Co. - Class A	700,844	102,031	-	-	802,875
Chenghe Acquisition I Co.	527,035	360,536	(527,034)	-	360,537
Churchill Capital Corp. V - Class A⁽²⁾	1,133,003	-	(1,133,003)	-	-
Coliseum Acquisition Corp. - Class A⁽¹⁾	450,000	407,251	(450,000)	-	407,251
Compass Digital Acquisition Corp. - Class A	1,301,603	561,575	(1,301,603)	-	561,575
Concord Acquisition Corp. II - Class A	1,490,000	-	-	-	1,490,000
Concord Acquisition Corp. III - Class A⁽²⁾	369,443	-	(369,443)	-	-
Constellation Acquisition Corp. I - Class A	354,008	30,000	-	-	384,008
Denali Capital Acquisition Corp. - Class A⁽²⁾	730,810	-	(730,810)	-	-
Distoken Acquisition Corp.⁽¹⁾	8,894	354,475	-	-	363,369
DUET Acquisition Corp. - Class A	457,416	-	-	-	457,416
Enphys Acquisition Corp. - Class A	2,959,581	194,273	(2,959,581)	-	194,273
ESH Acquisition Corp. - Class A⁽¹⁾	-	695,311	-	-	695,311
Everest Consolidator Acquisition Corp. - Class A	1,239,485	-	(135,000)	-	1,104,485
Evergreen Corp. - Class A⁽¹⁾	-	766,861	-	-	766,861
Feutune Light Acquisition Corp. - Class A	407,409	-	-	-	407,409
Fintech Ecosystem Development Corp. - Class A	750,001	-	(360,000)	-	390,001
Forbion European Acquisition Corp. - Class A⁽²⁾	905,798	-	(905,798)	-	-
FTAC Emerald Acquisition Corp. - Class A	1,856,386	-	-	-	1,856,386
Generation Asia I Acquisition Ltd. - Class A⁽¹⁾	-	745,980	-	-	745,980
Global Lights Acquisition Corp.⁽¹⁾	-	532,295	-	-	532,295
Global Partner Acquisition Corp. II - Class A	200,006	103,264	-	-	303,270
Goldenstone Acquisition Ltd.	416,808	-	-	-	416,808
Haymaker Acquisition Corp. IV	1,200,186	-	-	-	1,200,186
Hennessy Capital Investment Corp. VI - Class A⁽¹⁾	487,772	1,418,767	-	-	1,906,539
Horizon Space Acquisition I Corp.⁽¹⁾	106,107	403,473	-	-	509,580
InFinT Acquisition Corp.⁽¹⁾	-	673,967	-	-	673,967
Integrated Rail and Resources Acquisition Corp. - Class A⁽¹⁾	79,890	268,536	-	-	348,426
Integrated Wellness Acquisition Corp. - Class A	-	419,484	-	-	419,484
Investcorp Europe Acquisition Corp. I - Class A	958,670	-	-	-	958,670
Investcorp India Acquisition Corp. - Class A⁽¹⁾	-	1,382,398	-	-	1,382,398
Israel Acquisitions Corp.	913,104	-	-	-	913,104
Kensington Capital Acquisition Corp. V - Class A⁽¹⁾	236,389	199,493	-	-	435,882
Kernel Group Holdings, Inc. - Class A	521,933	-	-	-	521,933
L Catterton Asia Acquisition Corp. - Class A⁽¹⁾	553,651	1,317,942	-	-	1,871,593
Mountain & Co. I Acquisition Corp. - Class A	678,185	390,332	-	-	1,068,517
Nabors Energy Transition Corp. II - Class A⁽¹⁾	1,455,000	133,692	-	-	1,588,692
Oak Woods Acquisition Corp. - Class A⁽¹⁾	463,760	84,500	-	-	548,260
Patria Latin American Opportunity Acquisition Corp. - Class A	1,580,126	20,000	-	-	1,600,126
Pearl Holdings Acquisition Corp. - Class A	2,082,527	-	(2,082,527)	-	-
Pegasus Digital Mobility Acquisition Corp. - Class A	43,011	363,121	-	-	406,132
Project Energy Reimagined Acquisition Corp. - Class A⁽¹⁾	960,393	50,000	-	-	1,010,393
PROOF Acquisition Corp. I - Class A	522,305	-	(522,305)	-	-
Pyrophyte Acquisition Corp. - Class A	79,083	689,663	-	-	768,746
RF Acquisition Corp. - Class A	400,000	-	(400,000)	-	-
Rigel Resource Acquisition Corp. - Class A	2,302,100	116,052	-	-	2,418,152
Ross Acquisition Corp. II - Class A	-	442,082	-	-	442,082
Screaming Eagle Acquisition Corp. - Class A	6,982,678	-	(983,042)	-	5,999,636
SDCL EDGE Acquisition Corp. - Class A	1,015,738	214,018	-	-	1,229,756
Slam Corp. - Class A	3,740,658	-	(3,740,658)	-	-
Spring Valley Acquisition Corp. II - Class A	2,076,489	100,000	-	-	2,176,489
TortoiseEcofin Acquisition Corp. III - Class A	2,941,659	155,000	(1,470,829)	-	1,625,830
Tristar Acquisition I Corp. - Class A	456,000	503,011	-	-	959,011
two - Class A	-	251,031	-	-	251,031
Valuence Merger Corp. I - Class A	514,627	55,680	-	-	570,307
Zalatoris Acquisition Corp. - Class A⁽²⁾	399,144	-	-	-	399,144
Zalatoris II Acquisition Corp.	-	599,000	-	-	599,000

Units
Specified Purpose Acquisitions - 2.5%
Agriculture & Natural Solutions Acquisition Corp.⁽¹⁾	-	2,774,356	-	-	2,774,356
Bayview Acquisition Corp.⁽¹⁾	-	543,089	-	-	543,089
Haymaker Acquisition Corp. IV	653	-	-	-	653
Keen Vision Acquisition Corp.	1,215,815	-	-	-	1,215,815

Warrants - 0.0%
Haymaker Acquisition Corp. IV⁽²⁾	1	-	(1)	-	-

(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.